Significant Accounting Policies - Components of AOCL (Details) - Revelyst Business - USD ($) $ in Thousands	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Entity Information [Line Items]
Derivatives	$ 335	$ 18	$ (2,416)
Cumulative translation adjustment	(5,881)	(5,632)	(5,744)
Total accumulated other comprehensive loss	$ (5,546)	$ (5,614)	$ (8,160)